Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets (Tables) [Line Items]
Schedule of amortizable intangible assets
	June 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period
Biogas rights agreements	$8,242,745	$—	$8,242,745	20 years
Customer relationships	350,000	105,000	245,000	5 years
Trade names	150,000	45,000	105,000	5 years

Total	$8,742,745	$150,000	$8,592,745
	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average Amortization Period
Biogas rights agreements	$8,292,745	$—	$8,292,745	20 years
Customer relationships	350,000	70,000	280,000	5 years
Trade names	150,000	30,000	120,000	5 years

Total	$8,792,745	$100,000	$8,692,745

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average
Biogas rights agreements	$8,292,745	$—	$8,292,745	20 years
Customer relationships	350,000	70,000	280,000	4 years
Trade names	150,000	30,000	120,000	4 years
Total	$8,792,745	$100,000	$8,692,745
	December 31, 2019
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted Average
Biogas rights agreements	$391,250	$—	$391,250	20 years
Customer relationships	—	—	—
Trade names	—	—	—
Total	$391,250	$—	$391,250

Aria Energy LLC [Member]
Intangible Assets (Tables) [Line Items]
Schedule of amortizable intangible assets
	June 30, 2021
	Gross carrying amount	Accumulated amortization	Net
Gas rights agreements	$217,286	107,546	109,740
Operations and maintenance contracts	3,500	2,600	900
Gas sales agreements	32,059	22,286	9,773
Total	$252,845	132,432	120,413
	December 31, 2020
	Gross carrying amount	Accumulated amortization	Net
Gas rights agreements	$217,285	102,944	114,341
Operations and maintenance contracts	3,500	2,475	1,025
Gas sales agreements	32,059	20,503	11,556
Total	$252,844	125,922	126,922

	December 31, 2020
	Gross carrying amount	Accumulated amortization	Net
Gas rights agreements	217,285	102,944	114,341
Operations and maintenance contracts	3,500	2,475	1,025
Gas sales agreements	32,059	20,503	11,556
Total	252,844	125,922	126,922
	December 31, 2019
	Gross carrying amount	Accumulated amortization	Net
Gas rights agreements	384,700	175,497	209,203
Operations and maintenance contracts	9,699	6,169	3,530
Gas sales agreements	32,059	16,937	15,122
Total	426,458	198,603	227,855

Schedule of intangible assets
Type of contract	Amortization line item	Remaining lives	2021 expense	2020 expense
Gas rights	Depreciation, amortization and accretion	4 to 16 years	$4,601	7,553
Operation and maintenance	Amortization of intangibles and below-market contracts	5 years	126	289
Gas sales	Amortization of intangibles and below-market contracts	1 to 8 years	1,783	1,783

Type of contract	Amortization line item	Remaining lives	2020 expense	2019 expense	2018 expense
Gas rights	Depreciation, amortization and accretion	4 to 16 years	$14,636	16,111	17,551
Operation and maintenance	Amortization of intangibles and below-market contracts	5 years	552	579	579
Gas sales	Amortization of intangibles and below-market contracts	1 to 8 years	3,566	3,566	3,566
Power purchase	Amortization of intangibles and below-market contracts	None	—	—	27

Schedule of business acquisitions and asset acquisitions noncurrent liabilities
	June 30, 2021			December 31, 2020
	Gross liability	Accumulated amortization	Net	Gross liability	Accumulated amortization	Net
Gas purchase agreements	$19,828	15,282	$4,546	$19,828	14,059	$5,769
Total	$19,828	15,282	$4,546	$19,828	14,059	$5,769

	December 31, 2020			December 31, 2019
	Gross liability	Accumulated amortization	Net	Gross liability	Accumulated amortization	Net
Power purchase agreements	$—	—	—	12,200	5,704	6,496
Gas purchase agreements	19,828	14,059	5,769	19,828	11,614	8,214
Total	19,828	14,059	5,769	32,028	17,318	14,710

Schedule of estimated amortization
2021	$12,724
2022	12,132
2023	11,220
2024	10,294
2025	10,025
Thereafter	70,527
Total	$126,922
2021	$2,433
2022	2,409
2023	927
Thereafter	—
Total	$5,769